Litigation	12 Months Ended
Dec. 31, 2025
Litigation
Litigation
As of December 31, 2025, the Bank is involved in a legal proceeding in which a payment of approximately $3.5 million is being claimed. Such proceeding is ongoing and had not been resolved as of the date of these consolidated financial statements. Based on management’s assessment and the opinion of external legal counsel, it is not considered probable that the resolution of this proceeding will result in an outflow of economic resources for the Bank. Accordingly, no provision has been recognized in the consolidated financial statements in respect of this matter.